Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions
Schedule of related party transactions

	As of
	June 30,	December 31,
	2015	2014
Debt held by related parties	$1,348,000	$1,350,000
Warrants held by related parties	9,391,457	4,265,009

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
Interest paid to related parties	$3,945	$—	$3,945	$—
Related party interest expense	42,410	1,073,370	80,876	1,381,848

	As of
	December 31,	December 31,
	2014	2013
Debt held by related parties	$1,350,000	$2,362,561
Warrants held by related parties	4,265,009	942

	Year Ended
	December 31,	December 31,
	2014	2013
Interest paid to related parties	$237,596	$125,000
Related party interest expense	$1,608,372	$120,687